RELATED PARTY TRANSACTIONS - Financial Exposure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($) Counterparty company individual	Dec. 31, 2024 ARS ($) individual Counterparty company
Disclosure of transactions between related parties [line items]
Aggregate total financial exposure	$ 10,228,193	$ 6,789,275
Number of recipient related parties | Counterparty	72	79
Average total financial exposure	$ 142,058	$ 85,941
Single largest financial exposure	$ 6,104,742	$ 2,945,360
Individuals [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties | individual	59	67
Companies [member]
Disclosure of transactions between related parties [line items]
Number of recipient related parties | company	13	12